EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 HKD / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 HKD / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 HKD / shares shares
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share | shares		85,170,886		82,163,135		78,101,205
Earnings (loss) per share - basic | $ / shares		$ (0.18)		$ 3.08		$ 3.82
Numerator:
Net income (loss) attributable to ordinary shareholders		$ (15,133)		$ 253,217		$ 298,662
Denominator:
Employee stock options | shares	[1]	8,240,623	8,240,623	6,816,422	6,816,422
Denominator used for diluted earnings (loss) per share | shares		85,170,886		92,208,620		84,602,678
Earnings (loss) per share -diluted | $ / shares		$ (0.18)		$ 2.87		$ 3.54
Common Class B [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic		$ (4,313)		$ 75,003		$ 93,048
Denominator:
Denominator used for basic earnings (loss) per share | shares		24,336,650		24,336,650		24,336,650
Earnings (loss) per share - basic | $ / shares		$ (0.18)		$ 3.08		$ 3.82
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share		$ (4,313)		$ 75,224		$ 92,922
Effect of convertible senior notes
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion		$ (4,313)		$ 75,224		$ 92,922
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares
Net income (loss) attributable to ordinary shareholders		$ (4,313)		$ 75,224		$ 92,922
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share | HKD / shares			HKD 24,336,650		HKD 24,336,650		HKD 24,336,650
Conversion of Class B to Class A ordinary shares | shares
Employee stock options | shares				1,912,500	1,912,500	1,912,500	1,912,500
Convertible senior notes | shares
Denominator used for diluted earnings (loss) per share | shares		24,336,650		26,249,150		26,249,150
Earnings (loss) per share -diluted | $ / shares		$ (0.18)		$ 2.87		$ 3.54
Common Class A [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic		$ (10,783)		$ 178,214		$ 205,561
Denominator:
Denominator used for basic earnings (loss) per share | shares		60,834,236		57,826,485		53,764,555
Earnings (loss) per share - basic | $ / shares		$ (0.18)		$ 3.08		$ 3.82
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share		$ (10,783)		$ 177,993		$ 205,687
Effect of convertible senior notes				11,032		566
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion		$ (10,783)		189,025		206,253
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares		(4,313)		75,224		92,922
Net income (loss) attributable to ordinary shareholders		$ (15,096)		$ 264,249		$ 299,175
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share | HKD / shares			HKD 60,834,236		HKD 57,826,485		HKD 53,764,555
Conversion of Class B to Class A ordinary shares | shares		24,336,650		24,336,650		24,336,650
Employee stock options | shares				6,106,284	6,106,284	6,297,183	6,297,183
Convertible senior notes | shares				3,939,200		204,290
Denominator used for diluted earnings (loss) per share | shares		85,170,886		92,208,620		84,602,678
Earnings (loss) per share -diluted | $ / shares		$ (0.18)		$ 2.87		$ 3.54
Stock Conversion After Conversion Period [Member] | Common Class B [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion		$ (4,302)		$ 75,224		$ 92,922
Stock Conversion After Conversion Period [Member] | Common Class A [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion		$ (15,137)		$ 264,249		$ 299,175

[1]	Included both Class A and Class B ordinary shares.